Loans (Information By Class Related To Individually Impaired Loans) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		$ 342,960,000	$ 403,714,000
Unpaid Principal Balance		401,743,000	469,872,000
Related Allowance		63,628,000	77,334,000
Average Recorded Investment		371,558,000	442,277,000
Interest Income Recognized		6,632,000	7,117,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		55,743,000	111,289,000
Unpaid Principal Balance		75,351,000	134,110,000
Related Allowance		5,969,000	15,895,000
Average Recorded Investment		77,431,000	150,453,000
Interest Income Recognized		786,000	937,000
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		287,217,000	292,425,000
Unpaid Principal Balance		326,392,000	335,762,000
Related Allowance		57,659,000	61,439,000
Average Recorded Investment		294,127,000	291,824,000
Interest Income Recognized		5,846,000	6,180,000
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		19,234,000	41,650,000
Unpaid Principal Balance		28,920,000	51,141,000
Related Allowance		0	0
Average Recorded Investment		25,028,000	85,498,000
Interest Income Recognized		0	398,000
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		25,456,000	36,294,000
Unpaid Principal Balance		48,092,000	64,629,000
Related Allowance		0	0
Average Recorded Investment		31,323,000	40,208,000
Interest Income Recognized		0	0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		36,509,000	69,639,000
Unpaid Principal Balance		46,431,000	82,969,000
Related Allowance		5,969,000	15,895,000
Average Recorded Investment		52,403,000	64,955,000
Interest Income Recognized		786,000	539,000
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		261,761,000	256,131,000
Unpaid Principal Balance		278,300,000	271,133,000
Related Allowance		57,659,000	61,439,000
Average Recorded Investment		262,804,000	251,616,000
Interest Income Recognized		5,846,000	6,180,000
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		9,558,000	26,626,000
Unpaid Principal Balance		10,851,000	28,089,000
Related Allowance		0	0
Average Recorded Investment		15,826,000	46,486,000
Interest Income Recognized		0	108,000
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		13,295,000	16,741,000
Unpaid Principal Balance		17,644,000	23,016,000
Related Allowance		863,000	1,548,000
Average Recorded Investment		23,382,000	18,291,000
Interest Income Recognized		310,000	185,000
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		0	6,500,000
Unpaid Principal Balance		0	6,500,000
Related Allowance		0	0
Average Recorded Investment		813,000	9,563,000
Interest Income Recognized		0	0
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		13,460,000	33,610,000
Unpaid Principal Balance		13,700,000	33,610,000
Related Allowance		4,310,000	12,747,000
Average Recorded Investment		13,524,000	37,791,000
Interest Income Recognized		0	0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		8,528,000	8,524,000
Unpaid Principal Balance		16,242,000	16,552,000
Related Allowance		0	0
Average Recorded Investment		7,671,000	21,304,000
Interest Income Recognized		0	168,000
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		8,384,000	12,374,000
Unpaid Principal Balance		9,756,000	14,094,000
Related Allowance		650,000	810,000
Average Recorded Investment		9,944,000	5,725,000
Interest Income Recognized		286,000	201,000
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		1,148,000	0
Unpaid Principal Balance		1,827,000	0
Related Allowance		0	0
Average Recorded Investment		718,000	8,145,000
Interest Income Recognized		0	122,000
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		1,370,000	6,914,000
Unpaid Principal Balance		5,331,000	12,249,000
Related Allowance		146,000	790,000
Average Recorded Investment		5,553,000	3,148,000
Interest Income Recognized		190,000	153,000
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	13,379,000	16,825,000
Unpaid Principal Balance		32,471,000	38,624,000
Related Allowance		0	0
Average Recorded Investment		15,670,000	19,418,000
Interest Income Recognized		0	0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		84,169,000	70,297,000
Unpaid Principal Balance		86,252,000	71,692,000
Related Allowance		18,942,000	16,506,000
Average Recorded Investment		77,306,000	66,154,000
Interest Income Recognized		1,799,000	1,821,000
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	4,819,000	11,009,000
Unpaid Principal Balance		6,247,000	14,062,000
Related Allowance		0	0
Average Recorded Investment		7,855,000	11,955,000
Interest Income Recognized		0	0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		70,858,000	72,291,000
Unpaid Principal Balance		72,094,000	73,230,000
Related Allowance		21,836,000	27,667,000
Average Recorded Investment		73,374,000	72,408,000
Interest Income Recognized		1,198,000	1,340,000
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	7,258,000	8,460,000
Unpaid Principal Balance		9,374,000	11,943,000
Related Allowance		0	0
Average Recorded Investment		7,798,000	8,835,000
Interest Income Recognized		0	0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		106,201,000	112,998,000
Unpaid Principal Balance		119,421,000	125,666,000
Related Allowance		16,627,000	17,042,000
Average Recorded Investment		111,528,000	112,356,000
Interest Income Recognized		2,823,000	2,990,000
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		533,000	545,000
Unpaid Principal Balance		533,000	545,000
Related Allowance		254,000	224,000
Average Recorded Investment		596,000	698,000
Interest Income Recognized		$ 26,000	$ 29,000

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.